Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Capital
CET1 capital	$ 98,748	$ 88,936
Tier 1 capital	110,393	97,952
Total capital	122,399	110,487
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	590,306	548,809
Market risk	41,506	33,930
Operational risk	98,413	89,543
Total RWA	$ 730,225	$ 672,282
Capital ratios and Leverage ratio
CET1 ratio	13.50%	13.20%
Tier 1 capital ratio	15.10%	14.60%
Total capital ratio	16.80%	16.40%
Leverage ratio	4.40%	4.20%
Leverage ratio exposure	$ 2,491,090	$ 2,344,228
TLAC available and ratios
TLAC available	$ 230,385	$ 196,659
TLAC ratio	31.50%	29.30%
TLAC leverage ratio	9.20%	8.40%